Fees Summary	Jul. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,295,408,222.55
Previously Paid Amount	0.00
Total Fee Amount	178,895.88
Total Offset Amount	0.00
Net Fee	$ 178,895.88
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A